Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Components of the Income Tax Provision
The components of the income tax provision are as follows:

Provision for income taxes	Year ended Dec. 31,
(in millions)	2022	2021	2020
Current tax expense:
Federal	$190	$160	$465
Foreign	404	353	407
State and local	19	107	163
Total current tax expense	613	620	1,035
Deferred tax expense (benefit):
Federal	104	208	(145)
Foreign	(5)	22	16
State and local	56	27	(64)
Total deferred tax expense (benefit)	155	257	(193)
Provision for income taxes	$768	$877	$842

Components of Income Before Taxes
The components of income before taxes are as follows:

Income before taxes	Year ended Dec. 31,
(in millions)	2022	2021	2020
Domestic	$1,697	$2,965	$2,698
Foreign	1,631	1,683	1,770
Income before taxes	$3,328	$4,648	$4,468

Components of Net Deferred Tax Liability
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2022	2021
Depreciation and amortization	$2,063	$2,149
Pension obligation	374	451
Other liabilities	145	260
Renewable energy investment	205	238
Securities valuation	(31)	81
Equity investments	57	58
Leasing	(25)	(2)
Other assets	(31)	(36)
Credit losses on loans	(70)	(61)
Reserves not deducted for tax	(154)	(126)
Tax credit carryforward	(224)	—
Employee benefits	(253)	(281)
U.S. foreign tax credits	(100)	(83)
Valuation allowance	100	83
Net deferred tax liability	$2,056	$2,731

Tax Rate Reconciliations
The statutory federal income tax rate is reconciled to our effective income tax rate below:

Effective tax rate	Year ended Dec. 31,
	2022	2021	2020
Federal rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal income tax benefit	1.8	2.3	1.8
Foreign operations	2.1	0.8	1.5
Tax credits	(6.1)	(4.6)	(4.1)
Tax-exempt income	(1.0)	(1.0)	(1.0)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.4	0.3	0.3
Stock compensation	(0.6)	(0.1)	—
Goodwill impairment	3.9	—	—
Divestiture of stock in subsidiary	1.0	—	—
Other – net	0.6	0.2	(0.7)
Effective tax rate	23.1%	18.9%	18.8%

Unrecognized Tax Benefits

Unrecognized tax positions
(in millions)	2022	2021	2020
Beginning balance at Jan. 1, – gross	$138	$119	$173
Prior period tax positions:
Increases	—	18	45
Decreases	(11)	(3)	(14)
Current period tax positions	8	9	15
Settlements	(16)	(5)	(100)
Statute expiration	(13)	—	—
Ending balance at Dec. 31, – gross	$106	$138	$119